Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Components of Lease Expenses	The components of lease expense are as follows for the year ended December 31, 2022 (in thousands):

Year Ended December 31,
2022
Operating lease cost	$5,722
Short term lease cost	444
Variable lease cost	265
Sublease income	(1,406)

Total lease cost	$5,025

Summary of Information Related To Leases
Other information related to leases for the year ended December 31, 2022 are as follows (in thousands):

Year Ended December 31,
2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,395
Right-of-use assets obtained in exchange for new operating lease liabilities	46
Weighted-average remaining lease term (in years):
Operating leases	2.3
Weighted-average discount rate:
Operating leases	1.3%

Summary of Maturity of Lease Liability
As of December 31, 2022, the maturity of lease liabilities are as follows (in thousands):

(in thousands)
2023	$3,526
2024	2,192
2025	885
2026	232
2027	—
Thereafter	—
Total minimum lease payments	6,835
Less: Imputed interest	(89)

Present value of lease liabilities	$6,746

Summary of Liabilities and Gains Recognized Upon Termination of Lease Contracts
During the year ended December 31, 2022, the Company terminated five leases
. The impact of the lease terminations was as follows (in thousands):

Year Ended December 31,
2022
Lease termination fees	$2,045
Right-of-use assets derecognized upon lease termination	4,628
Lease liabilities derecognized upon lease termination	5,267
Gain recognized upon lease termination	642

Summary of Future Minimum Rental Payments Under Non-cancelable Operating Leases
As of December 31, 2021, future minimum rental payments under noncancelable operating leases are as follows (in thousands):

(in thousands)
2022	$6,870
2023	5,757
2024	4,466
2025	1,366
2026	—
Thereafter	—

Total	$18,459